Shareholder Report, Holdings (Details)	Jun. 30, 2024
Emerging Markets Growth Fund - Class M [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.01%
Emerging Markets Growth Fund - Class M [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%
Emerging Markets Growth Fund - Class M [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.13%
Emerging Markets Growth Fund - Class M [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
Emerging Markets Growth Fund - Class M [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.51%
Emerging Markets Growth Fund - Class M [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Emerging Markets Growth Fund - Class M [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Emerging Markets Growth Fund - Class M [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Emerging Markets Growth Fund - Class M [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Emerging Markets Growth Fund - Class M [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Emerging Markets Growth Fund - Class F-3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.01%
Emerging Markets Growth Fund - Class F-3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%
Emerging Markets Growth Fund - Class F-3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.13%
Emerging Markets Growth Fund - Class F-3 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
Emerging Markets Growth Fund - Class F-3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.51%
Emerging Markets Growth Fund - Class F-3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Emerging Markets Growth Fund - Class F-3 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Emerging Markets Growth Fund - Class F-3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Emerging Markets Growth Fund - Class F-3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Emerging Markets Growth Fund - Class F-3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Emerging Markets Growth Fund - Class R-6 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.01%
Emerging Markets Growth Fund - Class R-6 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%
Emerging Markets Growth Fund - Class R-6 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.13%
Emerging Markets Growth Fund - Class R-6 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.14%
Emerging Markets Growth Fund - Class R-6 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.51%
Emerging Markets Growth Fund - Class R-6 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Emerging Markets Growth Fund - Class R-6 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Emerging Markets Growth Fund - Class R-6 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Emerging Markets Growth Fund - Class R-6 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
Emerging Markets Growth Fund - Class R-6 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%